Note 10 - Goodwill (Tables)	12 Months Ended
Jan. 31, 2017
Notes Tables
Condensed Cash Flow Statement [Table Text Block]
	January 31, 2017	January 31, 2016
Balance at beginning of period	217,486	147,440
Acquisition of Airclic	-	810
Acquisition of MK Data	-	51,108
Acquisition of BearWare	-	4,958
Acquisition of Oz	-	17,637
Acquisition of Pixi	6,705	-
Acquisition of Appterra	3,766	-
Acquisition of 4Solutions	1,351	-
Acquisition of Datamyne	35,115	-
Adjustments on account of foreign exchange	(1,310)	(4,467)
Balance at end of period	263,113	217,486